Cover	Aug. 13, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2025
Entity File Number	001-41151
Entity Registrant Name	AirJoule Technologies Corporation
Entity Central Index Key	0001855474
Entity Tax Identification Number	86-2962208
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	34361 Innovation Drive
Entity Address, City or Town	Ronan
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59864
City Area Code	800
Local Phone Number	942-3083
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AIRJ
Security Exchange Name	NASDAQ
Warrants to purchase Class A common stock
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	AIRJW
Security Exchange Name	NASDAQ